Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	46,811,504	46,505,318
Common Stock, shares outstanding	44,719,128	44,412,942
Treasury Stock, Common, Shares	2,092,376	2,092,376